                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07843
                                  ----------------------------------------------

                      J.P. Morgan Mutual Fund Select Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         522 Fifth Avenue,  New York,                   NY 10036
 -------------------------------------------------------------------------------
   (Address of principal executive offices)            (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end: August 31, 2004
                        --------------------------------------------------------

Date of reporting period: November 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                              JPMORGAN BOND FUND II

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN BOND FUND II
PORTFOLIO OF INVESTMENTS

As of November 30, 2004
(Amounts in thousands)

       PRINCIPAL
        AMOUNT      ISSUER                                                             VALUE
------------------------------------------------------------------------------------------------
                    LONG - TERM INVESTMENTS -- 94.1%

                    U.S. TREASURY SECURITIES -- 17.9%
                    U.S. Treasury Notes & Bonds,
            4,600     3.88%, 05/15/09 +                                             $      4,649
           26,215     4.00%, 06/15/09 +                                                   26,606
            1,225     3.63%, 07/15/09 +                                                    1,223
           17,925     3.50%, 08/15/09 +                                                   17,794
            2,540     4.00%, 11/15/12 +                                                    2,510
           14,000     0.00%, 11/15/12, STRIP                                               9,926
            3,645     4.00%, 02/15/14 +                                                    3,554
            2,805     4.75%, 05/15/14 +                                                    2,891
           21,695     4.25%, 08/15/14 +                                                   21,498
           13,000     4.25%, 11/15/14                                                     12,888
            3,315     9.88%, 11/15/15 +                                                    4,851
           24,490     7.25%, 08/15/22 +                                                   30,987
            4,685     6.13%, 11/15/27 +                                                    5,343
            7,820     5.38%, 02/15/31 +                                                    8,231
                    ----------------------------------------------------------------------------
                    Total U.S. Treasury Securities                                       152,951
                    (Cost $152,369)
                    ----------------------------------------------------------------------------

                    U.S. GOVERNMENT AGENCY SECURITIES -- 5.9%
           10,400   Federal Home Loan Bank, 1.63%, 06/15/05                               10,351
                    Federal National Mortgage Association,
           28,000     5.25%, 04/15/07                                                     29,218
            9,060     7.13%, 01/15/30                                                     11,067
                    ----------------------------------------------------------------------------
                    Total U.S. Government Agency Securities                               50,636
                    (Cost $49,672)
                    ----------------------------------------------------------------------------

                    FOREIGN GOVERNMENT SECURITIES -- 0.8%
                    United Mexican States (Mexico),
            1,500     6.38%, 01/16/13, MTN                                                 1,568
            2,035     5.88%, 01/15/14, Ser. A, MTN                                         2,050
            2,925     8.30%, 08/15/31, MTN                                                 3,312
                    ----------------------------------------------------------------------------
                    Total Foreign Government Securities                                    6,930
                    (Cost $6,761)
                    ----------------------------------------------------------------------------

                    CORPORATE NOTES & BONDS -- 19.4%
                    AEROSPACE -- 0.3%
            2,220   General Dynamics Corp., 2.13%, 05/15/06                                2,189
                5   United Technologies Corp., 6.10%, 05/15/12                                 5
                                                                                    ------------
                                                                                           2,194
                    AUTOMOTIVE -- 2.0%
            1,220   DaimlerChrysler N.A. Holding Corp., 7.20%,                             1,351
                    09/01/09
                    Ford Motor Credit Co.,
            9,080     7.38%, 10/28/09                                                      9,748
              350     7.00%, 10/01/13                                                        365
            1,210   General Motors Acceptance Corp., 6.88%,                                1,234

                    09/15/11
                    General Motors Corp.,
            1,625     7.20%, 01/15/11                                                      1,671
            1,200     8.25%, 07/15/23                                                      1,224
            1,775     8.38%, 07/15/33                                                      1,807
                                                                                    ------------
                                                                                          17,400
                    BANKING -- 3.5%
            1,790   ABN-AMRO North American Holding Preferred                              1,950
                    Capital Repackage Trust I, 6.52% to 11/12;
                     thereafter FRN, 12/29/49, #
            1,500   Cadets Trust, 4.80%, 07/15/13, Ser. 2003-1, #                          1,433
              920   Den Norske Bank ASA (Norway), 7.73%
                    to 6/11; thereafter FRN, 12/31/49, #                                   1,059
            2,130   HBOS PLC (United Kingdom), 5.38% to                                    2,160
                    11/13; thereafter FRN, 12/31/49, #
            1,745   KBC Bank Fund Trust III, 9.86% to 11/09;                               2,139
                     thereafter FRN, 11/29/49, #
            2,300   Nordea Bank AB (Sweden), 8.95% to                                      2,721
                    11/09; thereafter FRN, 12/31/49, #
            3,105   Popular North America, Inc., 4.70%, 06/30/09                           3,152
                    RBS Capital Trust I,
              535     6.43% to 1/34; thereafter FRN, 12/29/49                                558
            1,370     5.51% to 9/14; thereafter FRN, 12/31/49                              1,386
            1,145   Royal Bank of Scotland Group PLC (United                               1,375
                    Kingdom), 7.65% to 09/31; thereafter FRN,
                     12/31/49
            2,305   Skandinaviska Enskilda Banken AB (Sweden),                             2,235
                    4.96% to 03/14; thereafter FRN, 12/31/49, #
            3,180   SunTrust Bank, 2.50%, 11/01/06                                         3,128
            1,445   Swedbank (Sweden), 9.00% to 03/10;                                     1,725
                    thereafter FRN, 12/31/49, #
                    U.S. Bank N.A.,
            2,430     2.85%, 11/15/06                                                      2,410
              690     6.38%, 08/01/11                                                        762
            1,970   Westpac Capital Trust III, 5.82% to                                    2,041
                    09/13; thereafter FRN, 12/31/49, #
                                                                                    ------------
                                                                                          30,234
                    BUSINESS SERVICES -- 0.2%
            1,315   Cendant Corp., 7.13%, 03/15/15                                         1,485
                    CHEMICALS -- 0.4%
            2,035   ICI Wilmington, Inc., 5.63%, 12/01/13                                  2,081
              945   The Dow Chemical Co., 7.38%, 11/01/29                                  1,106
                                                                                    ------------
                                                                                           3,187
                    CONSTRUCTION -- 0.3%
            1,485   Centex Corp., 5.70%, 05/15/14                                          1,509
            1,465   Pulte Homes, Inc., 5.25%, 01/15/14                                     1,432
                                                                                    ------------
                                                                                           2,941
                    DIVERSIFIED -- 0.6%
                    General Electric Capital Corp.,
            1,620     5.88%, 02/15/12, Ser. A, MTN                                         1,730
            1,560     6.75%, 03/15/32, Ser. A, MTN                                         1,782
            1,300   Hutchison Whampoa International LTD (Hong Kong), 6.25%,                1,349
                    01/24/14, #
                                                                                    ------------
                                                                                           4,861
                    FINANCIAL SERVICES -- 2.1%
                    American General Finance Corp.,
            3,650     3.00%, 11/15/06, Ser. H, MTN                                         3,599

              685     4.50%, 11/15/07, Ser. H, MTN                                           698
              610   FleetBoston Financial Corp., 7.25%, 09/15/05                             630
                    Goldman Sachs Group, Inc.,
               10     5.70%, 09/01/12                                                         11
            2,095     6.35%, 02/15/34                                                      2,118
            2,745   HSBC Capital Funding LP (Channel Islands), 9.55%                       3,395
                     to 06/10; thereafter FRN, 12/31/49, #
            1,515   ING Capital Funding Trust III, 8.44% to                                1,806
                    12/10; thereafter FRN, 12/31/49
              600   Lehman Brothers Holdings, Inc., 4.00%, 01/22/08                          604
            2,420   Morgan Stanley, 5.80%, 04/01/07                                        2,543
            2,100   Pricoa Global Funding I, 3.90%, 12/15/08, #                            2,085
                                                                                    ------------
                                                                                          17,489
                    FOOD/BEVERAGE PRODUCTS -- 0.1%
              775   SABMiller PLC (United Kingdom), 6.63%, 08/15/33, #                       853
                    HEALTH CARE/HEALTH CARE SERVICES -- 0.2%
            2,035   UnitedHealth Group, Inc., 3.30%, 01/30/08                              1,998
                    INSURANCE -- 0.8%
              290   AXA (France), 8.60%, 12/15/30                                            372
            2,980   Liberty Mutual Group, 5.75%, 03/15/14, #                               2,853
                    Nationwide Financial Services, Inc.,
              510     6.25%, 11/15/11                                                        548
            1,130     5.90%, 07/01/12                                                      1,189
            1,220   Prudential Holdings LLC, 8.70%, 12/18/23, #                            1,572
                                                                                    ------------
                                                                                           6,534
                    MULTI-MEDIA -- 1.2%
            1,570   Clear Channel Communications, Inc., 5.50%,                             1,553
                    09/15/14
            2,813   Comcast Cable Communications Holdings, Inc.,                           3,408
                    8.38%, 03/15/13
              900   News America, Inc., 7.25%, 05/18/18                                    1,020
            1,920   Time Warner Entertainment Co., LP, 8.38%,                              2,341
                    03/15/23
                    Time Warner, Inc.,
              665     9.15%, 02/01/23                                                        868
            1,165     7.63%, 04/15/31                                                      1,365
                                                                                    ------------
                                                                                          10,555
                    OIL & GAS -- 1.0%
              455   Alberta Energy Co., LTD (Canada) (Yankee), 7.38%,                        532
                     11/01/31
            2,350   BP Capital Markets PLC (United Kingdom), 2.75%,                        2,325
                    12/29/06
            1,155   Husky Energy, Inc. (Canada), 6.15%, 06/15/19                           1,217
            1,230   Kerr-McGee Corp., 6.95%, 07/01/24                                      1,328
              992   PEMEX Project Funding Master Trust (Mexico), 8.63%,                    1,131
                    02/01/22
            2,045   Pioneer Natural Resources Co., 5.88%, 07/15/16                         2,117
                                                                                    ------------
                                                                                           8,650
                    PAPER/FOREST PRODUCTS -- 0.1%
              885   International Paper Co., 5.85%, 10/30/12                                 935
                    PHARMACEUTICALS -- 0.1%
              790   Wyeth, 6.45%, 02/01/24                                                   818
                    PIPELINES -- 0.9%
                    Duke Capital LLC,
            3,645     6.25%, 02/15/13                                                      3,895

              980     8.00%, 10/01/19                                                      1,172
                    Kinder Morgan Energy Partners LP,
              935     7.40%, 03/15/31                                                      1,062
              635     7.75%, 03/15/32                                                        749
              760     7.30%, 08/15/33                                                        859
                                                                                    ------------
                                                                                           7,737
                    RETAILING -- 0.3%
            2,930   Safeway, Inc., 4.13%, 11/01/08                                         2,906
                    SHIPPING/TRANSPORTATION -- 0.2%
                    Norfolk Southern Corp.,
              905     7.80%, 05/15/27                                                      1,100
              625     7.25%, 02/15/31                                                        726
                                                                                    ------------
                                                                                           1,826
                    TELECOMMUNICATIONS -- 2.7%
                    AT&T Wireless Services, Inc.,
            1,675     7.88%, 03/01/11                                                      1,959
            1,215     8.75%, 03/01/31                                                      1,588
                    Deutsche Telekom International Finance BV (The
                    Netherlands),
              785     5.25%, 07/22/13                                                        796
              950     8.75%, 06/15/30                                                      1,220
                    France Telecom (France),
            1,895     8.50%, 03/01/11                                                      2,248
            1,000     9.25%, 03/01/31                                                      1,320
            2,295   SBC Communications, Inc., 5.63%, 06/15/16                              2,335
                    Sprint Capital Corp.,
            1,665     6.90%, 05/01/19                                                      1,819
              750     8.75%, 03/15/32                                                        966
            1,337   TCI Communications, Inc., 7.13%, 02/15/28                              1,462
            1,415   Telecom Italia Capital SA (Luxembourg), 4.00%,
                    11/15/08                                                               1,402
            2,695   Verizon Florida, Inc., 6.13%, 01/15/13, Ser. F                         2,836
            1,540   Verizon Global Funding Corp., 7.38%, 09/01/12                          1,794
              880   Verizon New York, Inc., 7.38%, 04/01/32, Ser. B                          976
                                                                                    ------------
                                                                                          22,721
                    UTILITIES -- 2.4%
            1,515   Alabama Power Co., 2.80%, 12/01/06, Ser. Y                             1,496
            1,110   Arizona Public Service Co., 4.65%, 05/15/15                            1,060
                    Dominion Resources, Inc.,
            3,000     8.13%, 06/15/10, Ser. A                                              3,513
              520     6.30%, 03/15/33                                                        527
            1,405   DTE Energy Co., 6.38%, 04/15/33                                        1,430
              500   National Rural Utilities Cooperative Finance Corp.,                      508
                    6.13%, 05/15/05
            2,560   Nisource Finance Corp., 6.15%, 03/01/13                                2,750
            1,694   Pacific Gas & Electric Co., 2.72%, 04/03/06, FRN                       1,695
            1,600   Pacificorp, 4.30%, 09/15/08                                            1,611
                    Pepco Holdings, Inc.,
              675     6.45%, 08/15/12                                                        732
              865     7.45%, 08/15/32                                                        995
                    PSEG Power LLC,
            2,190     5.50%, 12/01/15                                                      2,162
            1,255     8.63%, 04/15/31                                                      1,593
                                                                                    ------------
                                                                                          20,072
                    ----------------------------------------------------------------------------
                    Total Corporate Notes & Bonds                                        165,396
                    (Cost $158,355)
                    ----------------------------------------------------------------------------

                    RESIDENTIAL MORTGAGE BACKED SECURITIES -- 33.0%
                    COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.5%
              995   Citigroup Mortgage Loan Trust, Inc., 0.00%,                              872
                    10/25/33, Ser. 2003-1, Class WPO1
            1,079   Countrywide Home Loan Mortgage Pass Through                            1,080
                    Trust, 4.32%, 05/20/34, Ser. 2004-HYB1, Class 2A,
                    FRN
                    Countrywide Home Loans, Inc.,
           15,440     6.25%, 10/25/32, Ser. 2002-22, Class A20                            15,761
            5,866     5.50%, 08/25/33, Ser. 2003-29, Class A1                              5,916
                    Federal Home Loan Mortgage Corp.,
            6,500     4.50%, 01/15/16, Ser. 2872, Class JD                                 6,453
            1,971     12.12%, 08/15/17, Ser. 2488, Class WS, FRN                           2,088
              755     0.00%, 02/15/34, Series 2744, Class FE, IF*, Ser. 2744,                646
                      Class FE, FRN
              821   Federal National Mortgage Association, 8.50%,                            855
                    11/25/32, Ser. 2004-61, Class SK, FRN
            2,479   Government National Mortgage Association,                              2,563
                    10.50%, 08/17/34, Ser. 2004-73, Class AE, FRN
            2,882   Impac Secured Assets Corp., 2.58%, 12/25/34, Ser.                      2,882
                     2004-3, Class 1A4, FRN
            1,700   MASTR Adjustable Rate Mortgages Trust, 3.82%,                          1,690
                    12/21/34, Ser. 2004-13, Class 2A1, FRN
            2,490   Medallion Trust (Australia), 2.51%, 05/25/35, Ser.                     2,490
                    2004-1G, Class A1, FRN
            2,500   Permanent Financing PLC (United Kingdom), 1.93%,                       2,501
                     03/10/09, Ser. 4, Class 2A, FRN
            4,509   Residential Funding Mortgage Securities I, 6.25%,                      4,536
                    01/25/32, Ser. 2002-S1, Class A4
            2,674   RMAC (United Kingdom), 1.98%, 12/12/20, Ser.                           2,674
                    2004-NS1A, Class A1B, FRN, #
            2,000   Structured Asset Securities Corp., 5.00%, 04/25/18,                    1,995
                    Ser. 2003-8, Class 1A2
                                                                                    ------------
                                                                                          55,002
                    MORTGAGE BACKED PASS-THROUGH SECURITIES -- 26.5%
                    Federal Home Loan Mortgage Corp.,
           39,500     5.00%, 12/15/34, Gold Pool, TBA                                     39,007
           32,500     5.50%, 12/15/34, Gold Pool, TBA                                     32,886
                    Federal National Mortgage Association,
            3,225     5.00%, 04/01/18, Pool 652609                                         3,274
            4,079     5.00%, 05/01/18, Pool 695910                                         4,147
            6,509     5.00%, 06/01/18, Pool 656573                                         6,605
            2,887     5.00%, 06/01/18, Pool 720560                                         2,931
            4,358     5.00%, 08/01/18, Pool 711991                                         4,422
            5,330     5.00%, 10/01/18, Pool 738610                                         5,408
            3,592     5.00%, 10/01/18, Pool 743183                                         3,645
            7,225     5.00%, 11/01/18, Pool 749596                                         7,331
            4,549     5.00%, 11/01/18, Pool 750037                                         4,616
              100     5.00%, 12/01/18, Pool 753967                                           101
              433     5.00%, 04/01/19, Pool 774432                                           439
            8,000     4.50%, 06/01/19, Pool 784021                                         7,955
            9,306     5.50%, 07/01/19, Pool 779735                                         9,608
              496     5.00%, 08/01/19, Pool 255358                                           503
            8,954     5.50%, 08/01/19, Pool 786699                                         9,245
           10,000     5.00%, 09/01/19, Pool 255451                                        10,144
            5,024     5.50%, 09/01/19, Pool 796668                                         5,187
            3,250     5.50%, 09/01/19, Pool 796815                                         3,356
            8,600     4.50%, 11/01/19, Pool 801026                                         8,552
            5,000     4.50%, 11/01/19, Pool 789659                                         4,972
            3,250     5.50%, 11/25/19, TBA                                                 3,355

            1,000     5.50%, 02/01/33, Pool 683351                                         1,014

              500     5.50%, 11/01/33, Pool 755109                                           507
            1,000     5.00%, 11/01/34, Pool 255497                                           994
            1,000     5.00%, 12/01/34, Pool 800289                                           987
           15,500     5.00%, 12/25/34, TBA                                                15,287
           11,000     5.50%, 12/25/34, TBA                                                11,124
           17,500   Government National Mortgage Association, 5.50%,                      17,784
                    12/15/34, TBA
                                                                                    ------------
                                                                                         225,386
                    ----------------------------------------------------------------------------
                    Total Residential Mortgage Backed Securities                         280,388
                    (Cost $281,472)
                    ----------------------------------------------------------------------------

                    COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.8%
              475   Bear Stearns Commercial Mortgage Securities,                             471
                    3.70%, 08/13/46, Ser. 2004-T16, Class A2
              815   Calwest Industrial Trust, 2.48%, 02/15/12, Ser.                          816
                    2002-CALW, Class AFL, FRN, #
            4,123   Goldman Sachs Mortgage Securities II, 2.25%,                           4,123
                    11/15/15, Ser. 2003-FL6A, Class A1, FRN, #
               25   Morgan Stanley Dean Witter Capital I, 5.98%,                              27
                    01/15/39, Ser. 2002-TOP7, Class A2
            1,200   Wachovia Bank Commercial Mortgage Trust, 4.04%,                        1,200
                     10/15/41, Ser. 2004-C15, Class A2
                    ----------------------------------------------------------------------------
                    Total Commercial Mortgage Backed Securities                            6,637
                    (Cost $6,648)
                    ----------------------------------------------------------------------------

                    ASSET BACKED SECURITIES -- 16.3%
            3,500   American Express Credit Account Master Trust,                          3,510
                    2.45%, 12/15/08, Ser. 2001-6, Class B, FRN
                    AmeriCredit Automobile Receivables Trust,
            1,245     2.75%, 10/06/07, Ser. 2003-CF, Class A3                              1,243
            4,475     2.28%, 12/06/07, Ser. 2003-DM, Class A3B, FRN                        4,482
            1,010     2.98%, 07/06/09, Ser. 2004-DF, Class A3                              1,000
            1,985     3.48%, 05/06/10, Ser. 2003-CF, Class A4                              1,988
            2,400     2.84%, 08/06/10, Ser. 2003-DM, Class A4                              2,375
            3,710   Capital Auto Receivables Asset Trust, 1.96%,                           3,612
                    01/15/09, Ser. 2003-2, Class A4A
                    Capital One Auto Finance Trust,
            1,340     3.18%, 09/15/10, Ser. 2003-B, Class A4                               1,328
            3,450     2.20%, 03/15/11, Ser. 2004-A, Class A4, FRN                          3,449
            6,355   Capital One Multi-Asset Execution Trust, 3.65%,                        6,286
                    07/15/11, Ser. 2003-A4, Class A4
           11,250   Citibank Credit Card Issuance Trust, 6.88%,                           12,266
                    11/16/09, Ser. 2000-A3, Class A3
            2,938   Citigroup Mortgage Loan Trust, Inc., 2.56%,                            2,943
                    12/25/33, Ser. 2003-HE3, Class A, FRN
                    Countrywide Asset-Backed Certificates,
            2,285     3.61%, 04/25/30, Ser. 2003-5, Class AF3                              2,282
            2,070     5.41%, 01/25/34, Ser. 2003-5, Class MF1                              2,108
            1,290     2.68%, 03/25/34, Ser. 2004-1, Class M1, FRN                          1,294
            1,060     2.73%, 03/25/34, Ser. 2004-1, Class M2, FRN                          1,061
            2,111     2.46%, 04/25/34, Ser. 2004-1, Class 3A, FRN                          2,113
            1,205   Daimler Chrysler Auto Trust, 2.88%, 10/08/09, Ser.                     1,197
                    2003-A, Class A4
            7,165   Honda Auto Receivables Owner Trust, 2.48%,                             7,107
                    07/18/08, Ser. 2003-1, Class A4
                    Long Beach Mortgage Loan Trust,
            6,285     2.50%, 07/25/33, Ser. 2003-3, Class A, FRN                           6,293
            2,200     2.86%, 08/25/33, Ser. 2003-4, Class M1, FRN                          2,208

            5,141     2.48%, 02/25/34, Ser. 2004-1, Class A3, FRN                          5,141
            1,980     2.68%, 02/25/34, Ser. 2004-1, Class M1, FRN                          1,986
            1,340     2.73%, 02/25/34, Ser. 2004-1, Class M2, FRN                          1,342
            1,500     2.44%, 07/25/34, Ser. 2004-3, Class A3, FRN                          1,500
            1,500     2.75%, 07/25/34, Ser. 2004-3, Class M1, FRN                          1,500
            1,655   M&I Auto Loan Trust, 2.97%, 04/20/09, Ser. 2003-1,                     1,638
                    Class A4
                    MBNA Credit Card Master Note Trust,
            9,980     5.75%, 10/15/08, Ser. 2001-A1, Class A1                             10,345
            3,000     3.30%, 07/15/10, Ser. 2003-A1, Class A1                              2,966
            3,000     3.25%, 12/15/13, Ser. 2001-C2, Class C2, FRN, #                      3,075
            2,775   Morgan Stanley Auto Loan Trust, 2.17%, 04/15/11,                       2,720
                    Ser. 2003-HB1, Class A2
            2,670   Onyx Acceptance Grantor Trust, 2.66%, 05/17/10,                        2,630
                    Ser. 2003-C, Class A4
            2,440   Option One Mortgage Loan Trust, 2.60%, 02/25/33,                       2,446
                    Ser. 2003-1, Class A2, FRN
                    Residential Asset Securities Corp.,
            1,126     2.43%, 07/25/32, Ser. 2002-KS4, Class AIIB, FRN                      1,124
            2,866     2.47%, 07/25/33, Ser. 2003-KS5, Class AIIB, FRN                      2,866
            2,441     2.50%, 11/25/33, Ser. 2003-KS9, Class A2B, FRN                       2,441
            5,605   SLM Student Loan Trust, 2.99%, 12/15/22, Ser.                          5,559
                    2003-11, Class A5, #
            2,215   Triad Auto Receivables Owner Trust, 3.20%,
                    12/13/10, Ser. 2003-B, Class A4                                        2,195
                    Volkswagon Auto Loan Enhanced Trust,
            5,000     1.49%, 05/21/07, Ser. 2003-1, Class A3                               4,955
            2,615     2.94%, 03/22/10, Ser. 2003-2, Class A4                               2,585
                    Wachovia Asset Securitization, Inc.,
            2,374     2.61%, 12/25/32, Ser. 2002-HE2, Class A, FRN                         2,379
            5,524     2.43%, 11/25/33, Ser. 2003-HE3, Class A, FRN                         5,509
            2,110   WFS Financial Owner Trust, 3.15%, 05/20/11, Ser.                       2,101
                    2003-4, Class A4
                    ----------------------------------------------------------------------------
                    Total Asset Backed Securities                                        139,148
                    (Cost $138,302)
                    ----------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                 Total Long-Term Investments                                             802,086
                 (Cost $793,579)
------------------------------------------------------------------------------------------------
                    SHORT - TERM INVESTMENTS -- 18.90%

                    SHORT-TERM - U.S. TREASURY SECURITY -- 2.1%
           18,280   U.S. Treasury Notes & Bonds, 1.50%, 07/31/05                          18,162
                    (Cost $18,230)

                    COMMERCIAL PAPER -- 2.3%
                    BANKING -- 2.3%
           20,000   Westdeutsche Landesbank Girozentrale (Germany),                       19,940
                    1.83%, 01/20/05
                    (Cost $19,949)

                    CERTIFICATES OF DEPOSIT -- 1.8%
           15,000   Citibank N.A., 1.92%, 12/29/04                                        15,000
                    (Cost $15,000)

                    MONEY MARKET FUND -- 12.7%
          108,514   JPMorgan Prime Money Market Fund (a)                                 108,514
                    (Cost $108,514)
------------------------------------------------------------------------------------------------
                    Total Short-Term Investments                                         161,616
                    (Cost $ 161,693)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 113.0%                                     $    963,702
                    (COST $955,272)
                    LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.0)%                    (110,583)
------------------------------------------------------------------------------------------------
                    NET ASSETS -- 100.0%                                            $    853,119
------------------------------------------------------------------------------------------------

                    Percentages indicated are based on net assets of $853,119.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows:

                  GROSS             GROSS          NET UNREALIZED
 AGGREGATE      UNREALIZED        UNREALIZED        APPRECIATION
   COST        APPRECIATION      DEPRECIATION      (DEPRECIATION)
-------------------------------------------------------------------
$  955,272     $     11,918      $     (3,488)     $        8,430

Abbreviations
*        -     Non - income producing security.
#        -     All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
+        -     All or a portion of this security is segregated with the
               custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
(a)      -     Affiliated. Money market fund registered under the Investment
               Company Act of 1940, as amended and advised by JPMorgan Fleming
               Asset Management, Inc.
FRN      -     Floating Rate Note. The rate shown is the rate in effect as of
               August 31, 2004.
MTN      -     Medium Term Note.
TBA      -     To Be Announced.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Mutual Fund Select Group
            --------------------------------------------------------------------

By (Signature and Title)              /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                                      Stephanie J. Dorsey, Treasurer

Date                         January 14, 2005
    -------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                                      Stephanie J. Dorsey, Treasurer

Date                        January 14, 2005
    -------------------------------------------------------------------

By (Signature and Title)              /s/ George C.W. Gatch
                        --------------------------------------------------------
                                      George C.W. Gatch, President

Date                       January 24, 2005
    -------------------------------------------------------------------